SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended									6 Months Ended	12 Months Ended
	Mar. 10, 2021	Jan. 08, 2021	Sep. 04, 2020	Jan. 06, 2020	Apr. 15, 2021	Mar. 22, 2021	Feb. 28, 2021	Feb. 22, 2021	Feb. 19, 2021	Jan. 31, 2021	Jun. 30, 2020	Jul. 01, 2019	Dec. 21, 2016	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 02, 2021
Common shares issued														13,296,880	13,138,282	3,319,469	13,180,417
Warrants issued											250,000	315,000			57,483	57,946
Preferred stock shares converts into common stock														2,000	2,000
Accrued interest			$ 292,000
Final payment				$ 300,000
Series F Convertible Preferred Shares
Preferred stock shares converts into common stock														4,000	4,000
Preferred stock, issued														1,421
Cumulative dividend rate															6.00%
Series G Convertible Preferred Shares
Preferred stock, issued														0	0
Investment net															$ 132,000
January 8, 2021 [Member] | Series F Preferred Stock [Member]
Preferred stock, issued															2,236
January and February 2021 [Member] | Series F Convertible Preferred Shares
Preferred stock, issued															1,944
Total preferred stock value															$ 1,944,000
Convertible Preferred stock upon common stock															40,000
Cumulative dividend rate															6.00%
Stated value and liquidation preference															$ 1,944
Preferred stock convertible, description															Each share of Series F Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series F Certificate of Designation (the “Series F Conversion Price”). The conversion of Series F Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series F Preferred. If the average of the VWAPs (as defined in the Series F Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments),
July 22, 2021 [Member]
Reverse split description														1-for-20
July 22, 2021 [Member] | Common Stock [Member]
Amendment to the Certificate of Incorporation description														the adoption of an amendment to the Certificate of Incorporation, to, among other things, decrease the Company’s authorized common stock from 3,000,000,000 shares to 500,000,000 shares (the “Charter Proposal”);
July 22, 2021 [Member] | Series F Preferred Stock [Member]
Amendment to the Certificate of Incorporation description														the adoption of an amendment to the Company’s Certificate of Designation of the Series F preferred stock to increase the number of authorized shares from 1,500 to 4,000 with such increase to be determined at the sole discretion of the Board and with such increase to be effected at such time and date on or before December 31, 2021
Mr. Blumberg
Adusted warrant price								$ 0.21
Warrants issued								1,250,000
Warrants description								when the 30-day vwap reached $0.50
Aspen Capital Corporation
Cash payable																		$ 24,500
Share payable																		98,000
Warrants to purchase share of coming stock																		196,000
Adusted warrant price																		$ 0.25
Fee recieved amount																		$ 49,000
Dr. Cartwright
Promissory note interest rate									6
Promissory note maturity date									February 18, 2023
Total outstanding prior to exchange									$ 267,085						$ 1,621,000	$ 1,621,000
Dr. Cartwright | Series F Convertible Preferred Shares
Long-term deb exchange									$ 100,000
Preferred stock share exchange									100
Dr. Faupel
Promissory note interest rate									6
Promissory note maturity date									February 18, 2023
Total outstanding prior to exchange									$ 153,178						$ 661,000	$ 661,000
Dr. Faupel | Series F Convertible Preferred Shares
Long-term deb exchange									$ 85,000
Preferred stock share exchange									85
Mr. Fowler
Promissory note interest rate						6
Total outstanding prior to exchange														$ 19,508
Promissory note monthly installment						$ 3,580							$ 3,850
Promissory note default interest rate						18
GPB
Adusted warrant price															$ 0.20		$ 0.20
Final payment		$ 750,000
GPB | January 8, 2021 [Member]
Final payment															$ 750,000
Exchange agreement payment															1,500,000
GPH | January 29, 2021 [Member]
Reduce outstanding debt															40,000
Power Up Lending Group Ltd [Member] | Series G Convertible Preferred Shares
Additional Series G preferred stock shares, amount							$ 50,000			$ 75,000
Discounted rate							19.00%			19.00%
Corresponding percentage Description							Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.			Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.
Conversion beneficial ownership limitation							4.99%			4.99%
Financing cost							$ 925,000			$ 925,000
Increased election holders							9.99%			9.99%
Investment net							$ 53,500			$ 78,500
Additional Series G preferred stock shares							62,000			91,000
Consulting Agreement [Member] | Mr. Blumberg
Compensation expenses	$ 3,144,400
Consulting agreement description	The consulting agreement requires Mr. Blumberg to provide $350,000 to the Company and additional consulting services in exchange for the following: (1) 900,000 3-year warrants with an exercise price of $0.30 and 400,000 common stock shares; (2) 900,000 3-year warrants with an exercise price of $0.40 and 400,000 common stock shares; (3) 900,000 3-year warrants with an exercise price of $0.50 and 400,000 common stock shares; and (4) 900,000 3-year warrants with an exercise price of $0.60 and 400,000 common stock shares.
Common shares issued	88
Consulting fees	$ 88,000
Debt Exchanges - 2021 | Mr. Blumberg
Common shares issued	88
Consulting fees	$ 88,000
Debt Exchanges - 2021 | Dr. Cartwright
Common shares issued									85
Debt Exchanges - 2021 | Dr. Faupel
Common shares issued									100
Debt Exchanges - 2021 | Mr. Fowler
Compensation expenses						$ 546,214
Common shares issued						50
Monthly installments						$ 3,600
Accrues interest rate, percentage					6.00%	6.00%
Preferred stock shares converts into common stock						200,000
Unsecured note						$ 150,000
Amount owed						546,214
Accrued interest						133,590									$ 4,325
Forgiven amount						346,214
Promissory note monthly installment						$ 3,580
Outstanding principal and interest					$ 45,118
Promissory note default interest rate						18